Summary of Significant Accounting Policies (Details 1)	3 Months Ended
Mar. 31, 2021
Computer and Office equipment [Member] | Minimum [Member]
Useful Life	3 years
Computer and Office equipment [Member] | Maximum [Member]
Useful Life	5 years
Furniture and fittings [Member] | Minimum [Member]
Useful Life	7 years
Furniture and fittings [Member] | Maximum [Member]
Useful Life	10 years
Computer Software [Member] | Minimum [Member]
Useful Life	3 years
Computer Software [Member] | Maximum [Member]
Useful Life	5 years
Vehicles [Member] | Minimum [Member]
Useful Life	4 years
Vehicles [Member] | Maximum [Member]
Useful Life	5 years